SEGMENT REPORTING (Details) - Schedule of segment reporting information, by segment - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020		Dec. 31, 2019
Segment Net Sales:
Total Net Sales	$ 3,477		$ 2,914		$ 12,117		$ 7,834
Segment Profit (Loss):
Gross profit	2,231		2,161		7,413		3,102
Non-cash share based compensation	(1,550)		(416)		(1,652)		(1,522)	[1]
Depreciation and amortization	(579)		(352)		(1,854)		(1,480)
Goodwill impairment			(1,682)		(1,682)			[1]
Loss from operations	7,768		9,174		28,528		36,540
Loss on debt extinguishment					(2,360)		(3,374)	[1]
Gain on remeasurement of warrant liability	4,851				(10,780)	[2]
Loss on fair value of derivative instrument			13		657		421
Loss on investments			161		464		756
Foreign exchange loss	759		48		491		1,575
Interest expense	978		836		4,455		2,684
Miscellaneous, net	(602)		(57)		(284)		534
Loss from operations before income taxes	13,754		10,175		25,891		45,884
Long-lived assets
Long-lived assets	27,336		25,680
Operating Segments
Segment Net Sales:
Total Net Sales					12,117	[2]	7,834
Segment Profit (Loss):
Gross profit	(2,252)		(4,921)		(16,935)	[2]	(24,636)
Long-lived assets
Long-lived assets					25,680	[2]	24,432
Reconciliation
Segment Profit (Loss):
Gross profit	(2,252)		(4,921)		(16,935)	[2]	(24,636)
Unallocated corporate expenses	3,387		1,804		(6,405)	[2]	(5,887)
Non-cash share based compensation	1,550		416		(1,652)	[2]	(1,522)
Depreciation and amortization	579		352		(1,854)	[2]	(1,480)
Herbal Brands acquisition related charges						[2]	(3,015)
Goodwill impairment			1,682		(1,682)	[2]
Loss from operations	7,768		9,174		(28,528)	[2]	(36,540)
Loss on debt extinguishment					2,360	[2]	3,374
Loss on fair value of derivative instrument			13		657	[2]	421
Loss on investments					464	[2]	756
Foreign exchange loss					491	[2]	1,575
Interest expense					4,455	[2]	2,684
Miscellaneous, net	(602)		(57)		(284)	[2]	534
Loss from operations before income taxes	13,754		10,175		(25,891)	[2]	(45,884)
Cannabinoid
Segment Profit (Loss):
Goodwill impairment
Cannabinoid | Operating Segments
Segment Net Sales:
Total Net Sales					2,511	[2]	133
Segment Profit (Loss):
Gross profit	(2,864)		(5,401)		(18,798)	[2]	(25,250)
Long-lived assets
Long-lived assets	27,148		25,485		25,485	[2]	24,209
Non-Cannabinoid
Segment Profit (Loss):
Goodwill impairment			(1,682)		(1,682)
Non-Cannabinoid | Operating Segments
Segment Net Sales:
Total Net Sales					9,606	[2]	7,701
Segment Profit (Loss):
Gross profit	612		480		1,863	[2]	614
Long-lived assets
Long-lived assets	162		176		176	[2]	207
Other | Operating Segments
Long-lived assets
Long-lived assets	$ 26	[3]	$ 19	[3]	$ 19	[2]	$ 16	[2]

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.
[2]	See Note 3. for information on the restatement adjustment as of December 31, 2020.
[3]	“Other” includes long-lived assets primarily in the Company’s corporate offices.